Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Dates
31-Mar-2024
Actual/360 Days
31
30/360 Days
30
15-Apr-2024
15-Apr-2024
Collection Period No.
15
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Mar-2024
11-Apr-2024
12-Apr-2024
15-Apr-2024
15-Mar-2024
15-Mar-2024
Summary
Beginning
Balance
0.00
252,042,127.95
657,500,000.00
118,600,000.00
Principal
Payment
0.00
43,335,709.31
0.00
0.00
Ending
Balance
0.00
208,706,418.64
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
65.909824
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.317424
1.000000
1.000000
1,028,142,127.95
984,806,418.64
43,335,709.31
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,076,067,835.44
108,868,434.96
1,184,936,270.40
47,925,707.49
1,032,732,126.13
103,801,548.22
1,136,533,674.35
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
1,069,078.69
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
1.625975
3.758333
3.591667
Interest & Principal
Payment
0.00
44,404,788.00
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
67.535799
3.758333
3.591667
$47,301,863.84
T
otal
$3,966,154.53

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
52,737,075.86
0.00
52,737,075.86
45,626,807.04
4,574,250.58
886,011.10
1,421,000.12
0.00
0.00
229,007.02
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
987,446.89
0.00
0.00
3,966,154.53
0.00
0.00
43,335,709.31
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
52,737,075.86
4,447,765.13
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
987,446.89
0.00
0.00
0.00
987,446.89
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,966,154.53
0.00
1,069,078.69
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
3,966,154.53
0.00
1,069,078.69
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,966,154.53
3,966,154.53
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
43,335,709.31
0.00
0.00
0.00
43,335,709.31
Aggregate Principal Distributabl
e
Amount
43,335,709.31
43,335,709.31
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
20,303.70
208,703.32
229,007.02
4,792,570.75
0.00
20,303.70
20,303.70
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Pool Statistics
Pool Data
5.01%
40.39
28.51
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,184,936,270.40
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,136,533,674.35
38,474
39,356
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
30,742,372.81
14,884,434.23
0.00
2,775,789.01
Pool Factor
53.67%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
38,474
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.15%
1.21%
0.42%
0.21%
100.00%
1,115,561,225.12
13,784,966.20
4,790,620.41
2,396,862.62
1,136,533,674.35
38,041
285
97
51
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.632%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,499.10
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.511%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
18,146,565.63
532,750.34
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
84
1,037
Losses
(1)
Amount
2,775,789.01
878,227.12
1,364,811.55
Number of Receivables
Number of Receivables
Amount
42,555,857.20
15,971,261.74
8,438,029.83
Current
Cumulative
0.857%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.551%
Prior Collection Period
1.780 % Second Prior
Collection
Period
2.593
%
Third
Prior
Collection
Period
1.122%